Segmented information and supplemental cash flow disclosure	6 Months Ended
Sep. 30, 2024
Disclosure Of Operating Segments Abstract
Segmented information and supplemental cash flow disclosure [Text Block]

17.      Segmented information and supplemental cash flow disclosure

The Company operates in one reportable operating segment, being the manufacture and distribution of all-electric medium and heavy-duty vehicles serving the cargo and delivery market, shuttle and transit space and school bus sector.

The Company's revenues allocated by geography for the three months ended September 30, 2024 and 2023 are as follows:

	For the Three Months Ended
	September 30, 2024	September 30, 2023
United States of America	$5,023,184	$7,775,988
Canada	324,006	664,022

Total	$5,347,190	$8,440,010

The Company's revenues allocated by geography for the six months ended September 30, 2024 and 2023 are as follows:

	For the Six Months Ended
	September 30, 2024	September 30, 2023
United States of America	$7,617,744	$25,083,663
Canada	$726,504	937,355

Total	$8,344,248	$26,021,018

As at September 30, 2024 and March 31, 2024, over 90% of the Company's property and equipment are located in the United States.

The Company's cash payments of interest and taxes during the six months ended September  30, 2024 and 2023 are as follows:

	For the Six Months Ended
	September 30, 2024	September 30, 2023
Interest paid	$627,063	$276,542
Taxes paid	$-	$-